Related Party Transactions, Cyveillance Acquisition Sublease and Transition Support Agreement (Details) - Cyveillance Acquisition [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022
Related Party Transaction [Line Items]
Transition expense		$ 0	$ 200,000
Lookingglass [Member]
Related Party Transaction [Line Items]
Related party rent expense	$ 200,000		$ 300,000